Hartford Schroders International Contrarian Value Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hartford Schroders International Contrarian Value Fund | Class SDR
Prospectus [Line Items]
Annual Return [Percent]	43.28%	8.44%	23.59%